STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 5)	1 Months Ended
Jan. 31, 2025
Equity [Abstract]
Risk free interest rate	4.34%
Expected life	2 years 9 months
Expected volatility	171.00%
Expected dividend